STATEMENT OF OPERATIONS	8 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Formation and operating costs	$ 2,976,423
Loss from operations	(2,976,423)
Other income:
Interest earned on marketable securities held in Trust Account	531,361
Loss on warrant liabilities	(58,778,500)
Transaction costs attributable to the Initial Public Offering	(2,167,536)
Unrealized gain on marketable securities held in Trust Account	4,645
Other expense, net	(60,410,030)
Loss before provision for income taxes	(63,386,453)
Provision for income taxes	(81,422)
Net Loss	$ (63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption | shares	188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption | $ / shares	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	62,139,949
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ (1.02)
Class A Common Stock
Other income:
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption | shares	186,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption | $ / shares	$ 0.00
Non-redeemable common stock
Other income:
Basic and diluted weighted average shares outstanding, Non-redeemable common stock | shares	62,139,948
Basic and diluted net loss per share, Non-redeemable common stock | $ / shares	$ (1.02)